Short Term Tax Aware Fixed Income Portfolio
Short Term Tax Aware Fixed Income Portfolio
Investment Objective
Maximum after-tax total return consistent with reasonable preservation of capital.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Annual Portfolio Operating Expenses <br>(expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses	Short Term Tax Aware Fixed Income Portfolio Short Term Tax Aware Fixed Income Portfolio
Management Fees	0.35%
Other Expenses	0.26%	[1]
Acquired Fund Fees and Expenses	0.01%
Total Annual Portfolio Operating Expenses	0.62%	[2]
Fee Waivers and Expense Reimbursements	0.06%	[3]
Net Expenses	0.56%
[1]	(includes 0.10% shareholder servicing fees payable to Glenmede Trust)
[2]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of operating expenses to average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
[3]	The Advisor has contractually agreed to waive its fees and/or reimburse expenses to the extent that the Portfolio’s annual total operating expenses exceed 0.55% of the Portfolio’s average daily net assets (excluding Acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes). The Advisor has contractually agreed to these waivers and/or reimbursements until at least February 28, 2020 and may discontinue this arrangement at any time thereafter. This contractual fee waiver agreement may not be terminated before February 28, 2020 without the approval of The Glenmede Fund, Inc.’s (the “Glenmede Fund”) Board of Directors (the “Glenmede Fund Board”).

Example
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, taking into account the fee waiver in the first year of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Short Term Tax Aware Fixed Income Portfolio | Short Term Tax Aware Fixed Income Portfolio | USD ($)	57	192	340	769

Portfolio Turnover
The Portfolio pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Portfolio will invest at least 80% of the value of its net assets (including borrowings for investment purposes) in fixed income securities. The Portfolio invests primarily in short-term municipal securities, corporate bonds, exchange-traded funds (“ETFs”) and closed-end funds that invest in fixed income securities and U.S. Government Securities. The Portfolio may also invest in preferred stocks. The Portfolio expects to maintain a dollar-weighted average maturity of 1 to 3 years.

Under normal circumstances, at least 50% of the value of the Portfolio’s total assets will be invested in investment grade municipal securities that pay interest that is exempt from regular Federal income tax, but may, in certain instances, subject you to Federal alternative minimum tax. Municipal securities are debt obligations generally issued by a state, territory or possession of the United States (including the District of Columbia) or a political subdivision, agency or instrumentality thereof to obtain funds for various public purposes, including the construction of public facilities. A security is investment grade if it is rated within the top four rating categories by a NRSRO or unrated but determined to be of comparable quality by the Advisor at the time of purchase. If a portfolio security’s rating is reduced to below the above levels, the Advisor will dispose of the security in an orderly fashion as soon as practicable.

The Portfolio may invest, without limitation, in municipal securities that pay interest that may subject you to Federal alternative minimum tax. The Federal alternative minimum tax is a Federal income tax imposed on non-corporate taxpayers calculated separately from the regular Federal income tax. It is designed to prevent non-corporate taxpayers from using certain deductions and credits (called tax-preference items) to pay little or no taxes. Certain private activity bonds pay interest that may be treated as a tax-preference item under the Federal alternative minimum tax. To the extent that the Portfolio invests in private activity bonds, a portion of the Portfolio’s dividends may be subject to Federal income tax for shareholders subject to Federal alternative minimum tax.

The Portfolio may invest in investment grade corporate bonds and preferred stock. Corporate bonds are debt obligations of domestic or foreign companies issued to raise money for capital expenditures, operations and acquisitions. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should the issuer be liquidated. Preferred stock is usually junior to the debt securities of the issuer and the payment of dividends is not guaranteed as with a bond.

The Portfolio may invest in common shares or preferred shares of closed-end funds that primarily invest in fixed income securities. The Portfolio may also invest in ETFs that primarily invest in fixed income securities. The Portfolio may invest in closed-end funds and ETFs that hold high yield fixed income securities which are rated below investment grade and are commonly referred to as “junk bonds.” The ETFs in which the Portfolio may invest are registered investment companies that may seek to track the performance of a particular market index or security. These indices include not only broad-based market indices but more specific indices as well, including those relating to particular sectors, markets, regions or industries.

The Portfolio may also invest in U.S. Government Securities which are fixed income securities issued or guaranteed by the U.S. Treasury, U.S. Government agencies or other agencies or instrumentalities sponsored by the U.S. Government. Debt obligations of companies or other entities guaranteed by the U.S. Government, its agencies or instrumentalities are considered by the Portfolio to be obligations of the guarantor. The Portfolio may also invest in investment grade privately issued mortgage-backed securities and enter into repurchase agreements collateralized by U.S. Government Securities and reverse repurchase agreements.

The Portfolio seeks to balance investment considerations to achieve a best net after-tax total return for an investor in the maximum Federal income tax bracket. The tax aware strategies used by the Portfolio include maintaining diversification across different securities in the fixed income market and seeking best net after-tax yield and total return opportunities in both taxable and tax-exempt securities. For example, during certain market cycles, a two-year corporate bond may offer a significantly higher yield to maturity both gross of taxes and net of the highest Federal tax rate versus a two-year tax-exempt municipal security. In such a scenario, the Portfolio may purchase the corporate bond if a clear net of tax yield advantage can be determined over tax-exempt municipal alternatives. The Advisor will seek to capture such net of tax yield advantages on an opportunistic basis within the Portfolio’s maturity limitations.

The Advisor uses a combination of quantitative and fundamental research to select securities. The Advisor uses a quantitative proprietary multi-factor computer model which conducts an analysis of general economic and market conditions, compares expected returns and identifies a list of attractive securities having favorable net after-tax return profiles, then applies fundamental research to select which securities to buy and sell for this Portfolio.
Principal Investment Risks
All investments carry a certain amount of risk and the Portfolio cannot guarantee that it will achieve its investment objective. The strategy that the Advisor uses may fail to produce the intended result. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The NAV of the Portfolio will fluctuate. Therefore, you could lose money by investing in the Portfolio.

The Portfolio may be appropriate for you if you seek a regular stream of income with higher potential returns than money market funds and if you are also willing to accept more risk.
Interest Rate Risk: The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due. Therefore, you could lose money by investing in the Portfolio. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Therefore, the risk of interest rate fluctuation is greater to the extent that the Portfolio invests in long-term securities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve has been gradually raising interest rates. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Portfolio’s performance and disrupting portfolio management by increased shareholder redemptions.

Prepayment and Call Risks: The Portfolio is subject to prepayment risk and call risk. Prepayment risk is the risk that a debt security may be paid off and the proceeds returned to the Portfolio earlier than anticipated. Depending on market conditions, proceeds may be reinvested at lower interest rates. Call risk is the risk that changes in interest rates may cause certain debt securities to be paid off much sooner or later than expected, which could adversely affect the Portfolio’s value.

Credit Risk: Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact the Portfolio’s return and NAV. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

Government Agency Risk: Direct obligations of the U.S. Government such as Treasury bills, notes and bonds are supported by its full faith and credit. Indirect obligations issued by Federal agencies and government-sponsored entities generally are not backed by the full faith and credit of the U.S. Treasury. Accordingly, while U.S. Government agencies and instrumentalities may be chartered or sponsored by Acts of Congress, their securities are neither issued nor guaranteed by the U.S. Treasury. Some of these indirect obligations may be supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.

Alternative Minimum Tax Risk: The Portfolio has no limit as to the amount that can be invested in municipal securities that pay interest that may subject you to Federal alternative minimum tax. Therefore, all or a portion of the Portfolio’s otherwise exempt-interest dividends may be taxable to those shareholders subject to the Federal alternative minimum tax.

Municipal Obligation Risk: Municipal security prices, payment of interest on, repayment of principal for, and the market for municipal securities can be significantly affected by economic and political changes as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, healthcare, transportation and utilities, conditions in those market sectors can affect municipal bond prices. In addition, a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of political and legislative changes, noncompliant conduct of a municipal issuer or determinations by the IRS. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory.

Liquidity Risk: Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like, adversely affecting the value of the Portfolio’s investments and its returns.

Market Risk: The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably.

ETF and Investment Company Risk: Shares of closed-end funds and ETFs have many of the same risks as direct investments in the underlying fixed income securities they invest in, although the lack of liquidity may make ETFs more volatile. ETFs and closed-end funds have investment management fees and other expenses which will be indirectly paid by the Portfolio. In addition, ETFs and closed-end funds do not necessarily trade at the NAV of their underlying securities, which means that these funds could potentially trade above or below the value of their underlying portfolios and may result in a loss and are subject to trading and commission costs.

Preferred Stock Risk: Preferred stock generally does not exhibit as great a potential for appreciation as common stock, although it ranks above common stock in its claim on income for dividend payments. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of preferred and common stock owners. Preferred stock may also be subject to optional or mandatory redemption provisions.

Default Risk: The Portfolio may make loans through collateralized repurchase agreements. It may also borrow money through reverse repurchase agreements. Although loans made by the Portfolio are collateralized with the borrower’s securities, the Portfolio could suffer a loss if the borrower defaults on its obligation to buy the securities back under the terms of the repurchase agreement.

High Yield Securities Risk: High yield securities, which are rated below investment grade and commonly referred to as “junk bonds,” are high risk investments that may cause income and principal losses for the Portfolio through its investment in closed-end funds or ETFs that invest in such securities. High yield securities are considered predominantly speculative by traditional investment standards and their market value is more sensitive to corporate developments, changes in interest rates and economic conditions than higher rated securities. High yield securities generally have greater credit risk, are less liquid and have more volatile prices than investment grade securities.

Performance Information
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart will show how the performance of the Portfolio has varied from year to year. The table shows how the Portfolio’s average annual total returns for one year and since inception compare to those of a selected market index. The Portfolio’s past performance, before and after-taxes, does not necessarily indicate how it will perform in the future. Performance reflects expense reimbursements and/or fee waivers in effect. If such expense reimbursements or fee waivers were not in place, the Portfolio’s performance would be reduced. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.
Short Term Tax Aware Fixed Income Portfolio

During the period shown in the bar chart, the highest quarterly return was 0.79% (for the quarter ended March 31, 2017) and the lowest quarterly return was -0.64% (for the quarter ended December 31, 2017).
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or IRAs.
Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - Short Term Tax Aware Fixed Income Portfolio	Past 1 Year	Since Inception	Inception Date
Short Term Tax Aware Fixed Income Portfolio	1.22%	0.50%	Jun. 29, 2016
Short Term Tax Aware Fixed Income Portfolio | Return After Taxes on Distributions	1.12%	0.41%	Jun. 29, 2016
Short Term Tax Aware Fixed Income Portfolio | Return After Taxes on Distributions and Sale of Fund Shares	1.03%	0.48%	Jun. 29, 2016
BofA Merrill Lynch 1-3 Year U.S. Municipal Securities Index	1.77%	0.83%	Jun. 29, 2016